Fair Value Measurement (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 08, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2025
Fair Value Disclosures [Line Items]
Average value per unit as per Monte Carlo simulations				Prior to the Company’s IPO on August 8, 2025, the Company used a Monte Carlo simulation model and probability weighted valuations based on different scenarios including change of control, IPO and default scenarios to value the Warrants. The value per Warrant under the change of control scenario was the average value per unit under 50,000 Monte Carlo simulations, the value per Warrant under the IPO scenario was based on the number of common stock equivalent shares (including the Warrants) and total estimated equity value of the Company, and the value per Warrant under the default scenario was assumed to be zero		The Company uses Monte Carlo simulations model and probability weighting valuations based on different scenarios including change of control, initial public offering (“IPO”) and default scenarios to value the Warrants. The value per Warrant under the change of control scenario is the average value per unit under 50,000 Monte Carlo simulations, the value per Warrant under the IPO scenario is based on number of the Common Stock equivalent number of shares including the Warrants and total estimated equity value of the Company, and the value per Warrant under the default scenario is assumed to be zero.
Recognized loss		$ 39,500		$ 44,800
Transfers between levels within the fair value hierarchy		5,300		$ 5,300
Common warrants issued	22,200,000
Stock issued during period shares warrants exercised						0	0
Fair value of Series J warrants						$ 2,900	$ 100
Fair value of common warrants						1,200	0
Fair value of tranche obligations						4,000	0
IPO
Fair Value Disclosures [Line Items]
Common stock, outstanding common warrants exercised				1,000,000
Common warrants issued	2,900,000
Majority Sponsor Top-Up
Fair Value Disclosures [Line Items]
Preferred stock value								$ 250,000
Call Option derecognized				$ 200
tranche obligations
Fair Value Disclosures [Line Items]
Fair value						4,000
Common Warrant
Fair Value Disclosures [Line Items]
Fair value						1,200
Call Option
Fair Value Disclosures [Line Items]
Call Option derecognized				4,200
Fair value remeasuremen
Fair Value Disclosures [Line Items]
Fair value warrant liabilities						100	$ 100
Series J Warrant
Fair Value Disclosures [Line Items]
Fair value		5,300		5,300		$ 2,900
Fair value warrant liabilities		$ 2,700	$ 400	$ 2,400	$ 500
Series J Warrant | IPO
Fair Value Disclosures [Line Items]
Public offering price (in USD per share)		$ 8.1475		$ 8.1475
Warrant [Member]
Fair Value Disclosures [Line Items]
Common warrants issued						100,000
Warrant [Member] | Common Warrant
Fair Value Disclosures [Line Items]
Common warrants issued							0